Property and Equipment, Net - Schedule of Property and Equipment (Detail) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 297,595	$ 218,519
Less accumulated depreciation and amortization		(211,850)	(160,912)
Property and equipment, net	$ 116,000	85,745	57,607
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		236,366	180,238
Computer Hardware [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		52,112	27,555
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 9,117	$ 10,726